CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

29.   CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Balance Sheets

		As at December 31
		2020	2021	2021
		RMB	RMB	US$
Current assets:
Cash		33,310	6,805	1,068
Prepayments and other current assets		6,295	4,166	654
Total current assets		39,605	10,971	1,722
Non-current assets:
Other non-current assets		1,686	1,646	258
Investments in subsidiaries and VIEs		4,230,471	4,684,363	735,079
Total non-current assets:		4,232,157	4,686,009	735,337
Total assets		4,271,762	4,696,980	737,059
Current liabilities:
Accrued liabilities and other payables		39,302	38,387	6,024
Convertible senior notes held by a related party-current	16, 23	—	633,475	99,406
Convertible senior notes held by third parties-current	16	—	633,475	99,406
Total current liabilities		39,302	1,305,337	204,836
Non-current liabilities:
Long-term payable due to subsidiaries		221,874	365,586	57,369
Convertible senior notes held by a related party		1,617,846	955,097	149,876
Convertible senior notes held by third parties		642,121	—	—
Total non-current liabilities		2,481,841	1,320,683	207,245
Total liabilities		2,521,143	2,626,020	412,081

29.   CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Condensed Balance Sheets (continued)

		As at December 31
	Notes	2020	2021	2021
		RMB	US$
Shareholders’ equity
Class A ordinary shares (par value of US$0.01 per share as of December 31, 2020 and 2021; 1,858,134,053 shares authorized as of December 31, 2020 and 2021; 250,648,452 shares issued and outstanding as of December 31, 2020; 255,648,452 shares issued and outstanding as of December 31, 2021)	21	16,532	16,532	2,594
Class B ordinary shares (par value of US$0.01 per share as of December 31, 2020 and 2021; 94,075,249 shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	21	6,178	6,178	970
Class C ordinary shares (par value of US$0.01 per share as of December 31, 2020 and 2021; 47,790,698 shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	21	3,278	3,278	514
Treasury shares		(211,352)	(113,031)	(17,737)
Statutory reserves		8,038	167	26
Additional paid in capital		19,487,232	19,522,173	3,063,455
Accumulated deficit		(17,710,964)	(17,471,716)	(2,741,694)
Accumulated other comprehensive income		151,677	107,379	16,850
Total shareholders’ equity		1,750,619	2,070,960	324,978
Total liabilities and shareholders’ equity		4,271,762	4,696,980	737,059

29.   CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Condensed Statements of Comprehensive (Loss) Income

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating expenses
General and administrative expenses	(2,698)	(8,620)	(44,897)	(7,045)
Operating loss	(2,698)	(8,620)	(44,897)	(7,045)
Share of (losses) of subsidiaries and VIEs	(188,962)	(1,951,902)	(2,826,751)	(443,578)
Gain on disposal	—	—	3,213,599	504,284
Interest expense	(10,756)	(64,986)	(80,044)	(12,561)
Net (loss) income attributable to ordinary shareholders	(202,416)	(2,025,508)	261,907	41,100
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	39,273	(11,519)	(44,298)	(6,951)
Comprehensive (loss) income	(163,143)	(2,037,027)	217,609	34,149

Condensed Statements of Cash Flows

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash used in operating activities	(9,236)	(11,320)	(111,208)	(17,451)
Net cash generated from (used in) investing activities	(1,210,695)	(812,649)	82,099	12,883
Net cash generated from financing activities	1,224,514	847,346	2,604	409
Net increase (decrease) in cash and cash equivalents	4,583	23,377	(26,505)	(4,159)
Cash and cash equivalents at beginning of the year	5,350	9,933	33,310	5,227
Cash and cash equivalents at end of the year	9,933	33,310	6,805	1,068

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries and VIEs” and the subsidiaries’ and VIE’s losses as “Share of losses of subsidiaries and VIEs” on the condensed statements of comprehensive (loss) income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.